Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
(a)Receivables from related parties
The Company had no receivables from related parties during the years ended December 31, 2025 and 2024.
(b)Compensation of key management personnel
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2025	2024
Salaries and other benefits	$5.1	$5.5
Retirement benefits	2.7	0.7
Share-based payments	3.9	3.2
	$11.7	$9.4